Risk Management - Sensitivity to Changes in Economic Assumptions (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Risk Management [Abstract]
Probability-weighted ECL	$ 828	$ 929
Baseline ECL	629	659
Difference - in amount	$ 199	$ 270
Difference - in percentage	24.03%	29.06%